Investment Objectives and Goals	Apr. 30, 2026
Invesco QQQ Hedged Advantage ETF | Invesco QQQ Hedged Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco QQQ Hedged Advantage ETF
Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco QQQ Income Advantage ETF